Risk Management - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	$ 59,606		$ 64,700
Guarantee value, reinsured	23,576		27,198
Guarantee value, total, net of reinsurance	36,030		37,502
Fund value, gross of reinsurance	72,737		75,267
Fund value, reinsured	24,552		26,741
Fund value, total, net of reinsurance	48,185		48,526
Net amount at risk, gross of reinsurance	3,892		4,971
Net amount at risk, reinsured	2,546		3,305
Net amount at risk, total, net of reinsurance	1,346		1,666
U.S.
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		$ 244		$ 293
Canada
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance	835		1,021
Japan
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		80		100
Asia
Disclosure of credit risk exposure [line items]
Net amount at risk, total, net of reinsurance		$ 49		$ 56
Guaranteed minimum income benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	3,142		3,628
Fund value, gross of reinsurance	2,534		2,780
Net amount at risk, gross of reinsurance	708		918
Guaranteed minimum withdrawal benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	29,664		33,473
Fund value, gross of reinsurance	31,071		33,539
Net amount at risk, gross of reinsurance	2,643		3,339
Guaranteed minimum accumulation benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	18,908		18,987
Fund value, gross of reinsurance	19,208		19,097
Net amount at risk, gross of reinsurance	55		70
Living benefits
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	51,714		56,088
Guarantee value, reinsured	20,518		23,768
Fund value, gross of reinsurance	52,813		55,416
Fund value, reinsured	21,932		23,965
Net amount at risk, gross of reinsurance	3,406		4,327
Net amount at risk, reinsured	2,351		3,016
Death benefit
Disclosure of credit risk exposure [line items]
Guarantee value, gross of reinsurance	7,892		8,612
Guarantee value, reinsured	3,058		3,430
Fund value, gross of reinsurance	19,924		19,851
Fund value, reinsured	2,620		2,776
Net amount at risk, gross of reinsurance	486		644
Net amount at risk, reinsured	$ 195		$ 289